Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Morgan Stanley Insight Fund
Entity Central Index Key	0001002427
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000006127
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	Class A
Trading Symbol	CPOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.15%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index:

↑ Stock selection and average overweight in consumer discretionary, led by a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by an enterprise analytics platform and Bitcoin developing company

↑ Average underweight and stock selection in industrials, helped by an operator of a leading global ridesharing services platform (sold)

↓ Stock selection in health care, where an underperforming health care services provider was the largest detractor

↓ Average underweight in information technology

↓ Stock selection and average underweight in communication services, which lagged primarily because of underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024

Line Graph [Table Text Block]
	Class A with maximum sales charge	Russell 3000® Index	Russell 3000® Growth Index
12/14	$9,476	$10,000	$10,000
1/15	$9,370	$9,722	$9,841
2/15	$10,092	$10,285	$10,501
3/15	$9,888	$10,180	$10,405
4/15	$10,044	$10,226	$10,429
5/15	$10,047	$10,368	$10,594
6/15	$10,134	$10,194	$10,433
7/15	$10,664	$10,365	$10,761
8/15	$9,912	$9,739	$10,094
9/15	$9,495	$9,455	$9,814
10/15	$10,078	$10,202	$10,637
11/15	$10,383	$10,258	$10,693
12/15	$10,223	$10,048	$10,509
1/16	$9,207	$9,481	$9,881
2/16	$8,804	$9,478	$9,873
3/16	$9,504	$10,145	$10,545
4/16	$9,478	$10,208	$10,463
5/16	$9,759	$10,391	$10,672
6/16	$9,685	$10,412	$10,629
7/16	$10,304	$10,825	$11,145
8/16	$10,352	$10,853	$11,103
9/16	$10,668	$10,870	$11,152
10/16	$10,278	$10,635	$10,858
11/16	$10,017	$11,111	$11,147
12/16	$9,825	$11,327	$11,286
1/17	$10,860	$11,541	$11,651
2/17	$11,051	$11,970	$12,120
3/17	$11,327	$11,978	$12,261
4/17	$11,811	$12,105	$12,537
5/17	$12,716	$12,229	$12,831
6/17	$12,577	$12,339	$12,831
7/17	$12,897	$12,572	$13,154
8/17	$13,202	$12,596	$13,375
9/17	$13,177	$12,903	$13,592
10/17	$14,030	$13,185	$14,094
11/17	$14,303	$13,585	$14,520
12/17	$14,522	$13,721	$14,626
1/18	$15,785	$14,444	$15,625
2/18	$15,980	$13,912	$15,213
3/18	$15,671	$13,633	$14,843
4/18	$15,798	$13,684	$14,891
5/18	$17,079	$14,071	$15,566
6/18	$17,683	$14,163	$15,714
7/18	$17,629	$14,633	$16,161
8/18	$19,311	$15,147	$17,054
9/18	$19,370	$15,172	$17,110
10/18	$17,414	$14,055	$15,531
11/18	$17,834	$14,336	$15,702
12/18	$16,286	$13,002	$14,316
1/19	$18,421	$14,118	$15,629
2/19	$19,766	$14,614	$16,222
3/19	$20,393	$14,828	$16,632
4/19	$21,051	$15,420	$17,366
5/19	$20,616	$14,422	$16,255
6/19	$22,240	$15,435	$17,381
7/19	$22,735	$15,664	$17,758
8/19	$21,615	$15,345	$17,580
9/19	$19,791	$15,614	$17,573
10/19	$19,920	$15,950	$18,068
11/19	$21,734	$16,557	$18,886
12/19	$21,663	$17,035	$19,447
1/20	$23,024	$17,016	$19,840
2/20	$23,098	$15,623	$18,484
3/20	$20,744	$13,475	$16,559
4/20	$25,192	$15,259	$19,010
5/20	$29,811	$16,075	$20,316
6/20	$33,042	$16,443	$21,195
7/20	$37,076	$17,376	$22,773
8/20	$40,169	$18,635	$25,067
9/20	$40,525	$17,957	$23,920
10/20	$38,958	$17,569	$23,163
11/20	$46,590	$19,707	$25,635
12/20	$46,795	$20,593	$26,888
1/21	$48,336	$20,501	$26,787
2/21	$51,434	$21,142	$26,842
3/21	$46,552	$21,900	$27,209
4/21	$48,845	$23,029	$28,974
5/21	$47,172	$23,134	$28,545
6/21	$52,511	$23,705	$30,305
7/21	$51,156	$24,105	$31,161
8/21	$51,833	$24,793	$32,288
9/21	$48,532	$23,681	$30,516
10/21	$51,602	$25,282	$33,081
11/21	$49,685	$24,897	$33,170
12/21	$43,708	$25,877	$33,839
1/22	$33,365	$24,355	$30,839
2/22	$33,564	$23,741	$29,609
3/22	$31,885	$24,512	$30,708
4/22	$24,640	$22,312	$26,996
5/22	$20,713	$22,282	$26,375
6/22	$18,649	$20,418	$24,312
7/22	$21,243	$22,333	$27,219
8/22	$21,436	$21,500	$26,010
9/22	$19,319	$19,506	$23,493
10/22	$19,552	$21,106	$24,919
11/22	$18,921	$22,208	$26,008
12/22	$16,858	$20,907	$24,037
1/23	$19,980	$22,347	$26,065
2/23	$19,268	$21,825	$25,757
3/23	$20,058	$22,408	$27,366
4/23	$18,966	$22,647	$27,602
5/23	$20,761	$22,735	$28,789
6/23	$22,644	$24,288	$30,780
7/23	$24,731	$25,158	$31,837
8/23	$22,322	$24,673	$31,480
9/23	$21,239	$23,497	$29,750
10/23	$19,444	$22,875	$29,234
11/23	$22,790	$25,008	$32,397
12/23	$25,746	$26,334	$33,942
1/24	$24,058	$26,626	$34,694
2/24	$26,761	$28,067	$37,082
3/24	$27,483	$28,973	$37,753
4/24	$24,839	$27,698	$36,089
5/24	$24,273	$29,006	$38,239
6/24	$25,473	$29,904	$40,696
7/24	$26,009	$30,460	$40,180
8/24	$27,463	$31,123	$40,956
9/24	$29,297	$31,767	$42,087
10/24	$31,385	$31,534	$41,928
11/24	$39,326	$33,632	$44,759
12/24	$37,675	$32,604	$44,959

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	46.33%	11.70%	14.80%
Class A, with 5.25% maximum front end sales charge	38.66%	10.50%	14.18%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 3000® Growth Index	32.46%	18.25%	16.22%

AssetsNet	$ 1,416,937,667
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 8,629,421
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,416,937,667
# of Portfolio Holdings	35
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$8,629,421

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	27.7%
Media	5.3%
Hotels, Restaurants & Leisure	6.6%
Automobiles	8.1%
Financial Services	8.8%
Broadline Retail	9.8%
Information Technology Services	15.8%
Software	17.9%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	8.1%
Cloudflare, Inc.	7.3%
DoorDash, Inc.	6.6%
Affirm Holdings, Inc.	6.2%
Shopify, Inc.	6.1%
Trade Desk, Inc.	5.3%
MercadoLibre, Inc.	4.9%
Global-e Online Ltd.	4.9%
ROBLOX Corp.	4.8%
Samsara, Inc.	4.6%
Total	58.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155915
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	Class C
Trading Symbol	MSCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$233	1.90%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index:

↑ Stock selection and average overweight in consumer discretionary, led by a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by an enterprise analytics platform and Bitcoin developing company

↑ Average underweight and stock selection in industrials, helped by an operator of a leading global ridesharing services platform (sold)

↓ Stock selection in health care, where an underperforming health care services provider was the largest detractor

↓ Average underweight in information technology

↓ Stock selection and average underweight in communication services, which lagged primarily because of underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024

Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 3000® Growth Index
4/15	$10,000	$10,000	$10,000
5/15	$9,997	$10,138	$10,158
6/15	$10,078	$9,969	$10,004
7/15	$10,596	$10,135	$10,318
8/15	$9,840	$9,524	$9,679
9/15	$9,424	$9,246	$9,410
10/15	$9,994	$9,976	$10,199
11/15	$10,291	$10,032	$10,254
12/15	$10,127	$9,826	$10,077
1/16	$9,115	$9,271	$9,475
2/16	$8,712	$9,268	$9,467
3/16	$9,398	$9,921	$10,111
4/16	$9,367	$9,982	$10,032
5/16	$9,639	$10,161	$10,233
6/16	$9,557	$10,182	$10,192
7/16	$10,162	$10,586	$10,687
8/16	$10,201	$10,613	$10,646
9/16	$10,507	$10,630	$10,694
10/16	$10,116	$10,400	$10,411
11/16	$9,852	$10,865	$10,689
12/16	$9,655	$11,077	$10,822
1/17	$10,667	$11,286	$11,172
2/17	$10,845	$11,705	$11,622
3/17	$11,110	$11,713	$11,756
4/17	$11,579	$11,837	$12,021
5/17	$12,456	$11,959	$12,303
6/17	$12,312	$12,066	$12,303
7/17	$12,618	$12,294	$12,613
8/17	$12,910	$12,318	$12,825
9/17	$12,875	$12,618	$13,033
10/17	$13,696	$12,893	$13,514
11/17	$13,958	$13,285	$13,923
12/17	$14,161	$13,418	$14,024
1/18	$15,384	$14,125	$14,983
2/18	$15,565	$13,604	$14,587
3/18	$15,257	$13,331	$14,232
4/18	$15,372	$13,382	$14,279
5/18	$16,607	$13,760	$14,926
6/18	$17,179	$13,850	$15,068
7/18	$17,119	$14,309	$15,496
8/18	$18,735	$14,812	$16,352
9/18	$18,784	$14,836	$16,406
10/18	$16,876	$13,744	$14,892
11/18	$17,276	$14,019	$15,056
12/18	$15,764	$12,714	$13,727
1/19	$17,818	$13,806	$14,986
2/19	$19,112	$14,291	$15,555
3/19	$19,709	$14,500	$15,948
4/19	$20,326	$15,079	$16,651
5/19	$19,899	$14,103	$15,586
6/19	$21,455	$15,094	$16,666
7/19	$21,917	$15,318	$17,028
8/19	$20,829	$15,006	$16,857
9/19	$19,059	$15,269	$16,850
10/19	$19,168	$15,598	$17,325
11/19	$20,903	$16,191	$18,110
12/19	$20,818	$16,658	$18,647
1/20	$22,121	$16,640	$19,024
2/20	$22,174	$15,278	$17,724
3/20	$19,907	$13,177	$15,878
4/20	$24,161	$14,922	$18,228
5/20	$28,566	$15,720	$19,481
6/20	$31,646	$16,079	$20,323
7/20	$35,485	$16,992	$21,836
8/20	$38,422	$18,223	$24,036
9/20	$38,738	$17,560	$22,936
10/20	$37,210	$17,181	$22,211
11/20	$44,475	$19,271	$24,581
12/20	$44,644	$20,138	$25,782
1/21	$46,084	$20,048	$25,685
2/21	$49,017	$20,675	$25,738
3/21	$44,335	$21,416	$26,090
4/21	$46,496	$22,520	$27,782
5/21	$44,875	$22,623	$27,371
6/21	$49,926	$23,181	$29,059
7/21	$48,606	$23,573	$29,879
8/21	$49,223	$24,245	$30,960
9/21	$46,067	$23,157	$29,261
10/21	$48,940	$24,723	$31,720
11/21	$47,096	$24,347	$31,806
12/21	$41,407	$25,305	$32,447
1/22	$31,587	$23,817	$29,571
2/22	$31,769	$23,217	$28,392
3/22	$30,154	$23,970	$29,445
4/22	$23,297	$21,819	$25,886
5/22	$19,564	$21,789	$25,290
6/22	$17,607	$19,966	$23,312
7/22	$20,046	$21,840	$26,099
8/22	$20,206	$21,025	$24,941
9/22	$18,206	$19,075	$22,527
10/22	$18,409	$20,639	$23,894
11/22	$17,799	$21,717	$24,938
12/22	$15,866	$20,445	$23,048
1/23	$18,779	$21,853	$24,993
2/23	$18,092	$21,342	$24,697
3/23	$18,827	$21,913	$26,241
4/23	$17,785	$22,146	$26,467
5/23	$19,468	$22,233	$27,605
6/23	$21,234	$23,751	$29,514
7/23	$23,191	$24,602	$30,528
8/23	$20,932	$24,127	$30,186
9/23	$19,916	$22,978	$28,527
10/23	$18,233	$22,369	$28,032
11/23	$21,371	$24,455	$31,064
12/23	$24,143	$25,752	$32,546
1/24	$22,560	$26,037	$33,267
2/24	$25,094	$27,447	$35,557
3/24	$25,771	$28,332	$36,200
4/24	$23,292	$27,085	$34,605
5/24	$22,761	$28,365	$36,666
6/24	$23,887	$29,243	$39,022
7/24	$24,390	$29,787	$38,528
8/24	$25,753	$30,435	$39,271
9/24	$27,473	$31,065	$40,356
10/24	$29,431	$30,837	$40,204
11/24	$36,877	$32,888	$42,918
12/24	$35,329	$31,883	$43,110

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/15 (Inception)
Class C, with conversion to Class A after 8 years	45.33%	10.88%	13.94%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	44.33%	10.88%	13.94%
Russell 3000® Index	23.81%	13.86%	12.74%
Russell 3000® Growth Index	32.46%	18.25%	16.31%

Performance Inception Date	Apr. 30, 2015
AssetsNet	$ 1,416,937,667
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 8,629,421
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,416,937,667
# of Portfolio Holdings	35
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$8,629,421

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	27.7%
Media	5.3%
Hotels, Restaurants & Leisure	6.6%
Automobiles	8.1%
Financial Services	8.8%
Broadline Retail	9.8%
Information Technology Services	15.8%
Software	17.9%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	8.1%
Cloudflare, Inc.	7.3%
DoorDash, Inc.	6.6%
Affirm Holdings, Inc.	6.2%
Shopify, Inc.	6.1%
Trade Desk, Inc.	5.3%
MercadoLibre, Inc.	4.9%
Global-e Online Ltd.	4.9%
ROBLOX Corp.	4.8%
Samsara, Inc.	4.6%
Total	58.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006130
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	Class I
Trading Symbol	CPODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$111	0.90%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index:

↑ Stock selection and average overweight in consumer discretionary, led by a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by an enterprise analytics platform and Bitcoin developing company

↑ Average underweight and stock selection in industrials, helped by an operator of a leading global ridesharing services platform (sold)

↓ Stock selection in health care, where an underperforming health care services provider was the largest detractor

↓ Average underweight in information technology

↓ Stock selection and average underweight in communication services, which lagged primarily because of underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 3000® Growth Index
12/14	$1,000,000	$1,000,000	$1,000,000
1/15	$989,047	$972,168	$984,113
2/15	$1,065,719	$1,028,458	$1,050,103
3/15	$1,044,405	$1,018,003	$1,040,490
4/15	$1,061,279	$1,022,607	$1,042,895
5/15	$1,061,871	$1,036,751	$1,059,369
6/15	$1,071,425	$1,019,406	$1,043,265
7/15	$1,127,691	$1,036,456	$1,076,074
8/15	$1,048,622	$973,886	$1,009,418
9/15	$1,004,794	$945,507	$981,367
10/15	$1,066,983	$1,020,188	$1,063,670
11/15	$1,099,262	$1,025,843	$1,069,337
12/15	$1,083,066	$1,004,788	$1,050,930
1/16	$975,209	$948,092	$988,144
2/16	$933,157	$947,787	$987,260
3/16	$1,007,630	$1,014,517	$1,054,473
4/16	$1,005,062	$1,020,804	$1,046,271
5/16	$1,035,236	$1,039,067	$1,067,159
6/16	$1,027,532	$1,041,203	$1,062,905
7/16	$1,093,659	$1,082,526	$1,114,514
8/16	$1,098,795	$1,085,287	$1,110,277
9/16	$1,132,822	$1,086,993	$1,115,237
10/16	$1,091,733	$1,063,475	$1,085,772
11/16	$1,064,127	$1,111,068	$1,114,730
12/16	$1,044,045	$1,132,748	$1,128,635
1/17	$1,154,184	$1,154,069	$1,165,141
2/17	$1,174,813	$1,196,991	$1,212,035
3/17	$1,204,533	$1,197,805	$1,226,073
4/17	$1,256,281	$1,210,501	$1,253,707
5/17	$1,352,784	$1,222,890	$1,283,067
6/17	$1,338,400	$1,233,926	$1,283,125
7/17	$1,372,817	$1,257,191	$1,315,399
8/17	$1,405,829	$1,259,613	$1,337,518
9/17	$1,403,371	$1,290,333	$1,359,175
10/17	$1,494,330	$1,318,490	$1,409,353
11/17	$1,524,182	$1,358,527	$1,451,987
12/17	$1,547,677	$1,372,105	$1,462,564
1/18	$1,682,851	$1,444,429	$1,562,531
2/18	$1,703,986	$1,391,188	$1,521,301
3/18	$1,671,404	$1,363,261	$1,484,257
4/18	$1,685,934	$1,368,443	$1,489,149
5/18	$1,822,429	$1,407,074	$1,556,648
6/18	$1,887,621	$1,416,276	$1,571,425
7/18	$1,881,877	$1,463,277	$1,616,051
8/18	$2,062,156	$1,514,664	$1,705,361
9/18	$2,068,784	$1,517,171	$1,711,015
10/18	$1,860,668	$1,405,458	$1,553,085
11/18	$1,906,180	$1,433,607	$1,570,166
12/18	$1,740,678	$1,300,182	$1,431,572
1/19	$1,969,789	$1,411,782	$1,562,923
2/19	$2,113,816	$1,461,433	$1,622,171
3/19	$2,181,789	$1,482,773	$1,663,191
4/19	$2,252,138	$1,541,982	$1,736,552
5/19	$2,206,031	$1,442,198	$1,625,472
6/19	$2,380,753	$1,543,493	$1,738,068
7/19	$2,434,124	$1,566,437	$1,775,797
8/19	$2,314,991	$1,534,505	$1,758,007
9/19	$2,120,090	$1,561,437	$1,757,251
10/19	$2,134,386	$1,595,050	$1,806,816
11/19	$2,328,811	$1,655,680	$1,888,650
12/19	$2,321,991	$1,703,486	$1,944,737
1/20	$2,468,573	$1,701,625	$1,984,007
2/20	$2,476,689	$1,562,308	$1,848,383
3/20	$2,225,114	$1,347,463	$1,655,911
4/20	$2,702,903	$1,525,921	$1,901,014
5/20	$3,198,951	$1,607,525	$2,031,612
6/20	$3,546,387	$1,644,276	$2,119,460
7/20	$3,980,048	$1,737,643	$2,277,315
8/20	$4,313,283	$1,863,526	$2,506,679
9/20	$4,352,338	$1,795,673	$2,392,006
10/20	$4,184,453	$1,756,917	$2,316,350
11/20	$5,005,620	$1,970,651	$2,563,501
12/20	$5,028,811	$2,059,307	$2,688,833
1/21	$5,195,143	$2,050,147	$2,678,669
2/21	$5,529,449	$2,114,229	$2,684,156
3/21	$5,005,284	$2,190,009	$2,720,894
4/21	$5,253,140	$2,302,902	$2,897,394
5/21	$5,074,771	$2,313,415	$2,854,517
6/21	$5,650,368	$2,370,461	$3,030,526
7/21	$5,505,921	$2,410,547	$3,116,100
8/21	$5,580,333	$2,479,291	$3,228,795
9/21	$5,226,330	$2,368,050	$3,051,576
10/21	$5,557,353	$2,528,189	$3,308,064
11/21	$5,352,174	$2,489,706	$3,317,002
12/21	$4,709,671	$2,587,747	$3,383,866
1/22	$3,596,005	$2,435,494	$3,083,897
2/22	$3,618,180	$2,374,146	$2,960,940
3/22	$3,437,702	$2,451,154	$3,070,776
4/22	$2,657,890	$2,231,182	$2,699,606
5/22	$2,234,106	$2,228,191	$2,637,518
6/22	$2,011,743	$2,041,783	$2,431,234
7/22	$2,292,623	$2,233,339	$2,721,879
8/22	$2,313,566	$2,149,993	$2,601,037
9/22	$2,085,658	$1,950,626	$2,349,321
10/22	$2,110,913	$2,110,589	$2,491,855
11/22	$2,043,157	$2,220,753	$2,600,819
12/22	$1,821,718	$2,090,721	$2,403,696
1/23	$2,159,042	$2,234,714	$2,606,460
2/23	$2,081,721	$2,182,483	$2,575,669
3/23	$2,167,539	$2,240,841	$2,736,637
4/23	$2,050,283	$2,264,715	$2,760,225
5/23	$2,245,710	$2,273,527	$2,878,945
6/23	$2,448,784	$2,428,776	$3,077,973
7/23	$2,675,649	$2,515,839	$3,183,748
8/23	$2,414,796	$2,467,274	$3,148,031
9/23	$2,297,540	$2,349,747	$2,975,027
10/23	$2,104,662	$2,287,459	$2,923,435
11/23	$2,467,477	$2,500,760	$3,239,685
12/23	$2,787,807	$2,633,405	$3,394,249
1/24	$2,605,975	$2,662,591	$3,469,388
2/24	$2,898,265	$2,806,718	$3,708,185
3/24	$2,977,286	$2,897,255	$3,775,291
4/24	$2,691,793	$2,769,771	$3,608,892
5/24	$2,630,615	$2,900,635	$3,823,888
6/24	$2,761,466	$2,990,431	$4,069,595
7/24	$2,820,944	$3,046,020	$4,018,029
8/24	$2,978,135	$3,112,328	$4,095,556
9/24	$3,178,660	$3,176,709	$4,208,706
10/24	$3,405,525	$3,153,381	$4,192,845
11/24	$4,267,953	$3,363,157	$4,475,872
12/24	$4,089,919	$3,260,361	$4,495,932

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	46.71%	11.99%	15.13%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 3000® Growth Index	32.46%	18.25%	16.22%

AssetsNet	$ 1,416,937,667
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 8,629,421
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,416,937,667
# of Portfolio Holdings	35
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$8,629,421

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	27.7%
Media	5.3%
Hotels, Restaurants & Leisure	6.6%
Automobiles	8.1%
Financial Services	8.8%
Broadline Retail	9.8%
Information Technology Services	15.8%
Software	17.9%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	8.1%
Cloudflare, Inc.	7.3%
DoorDash, Inc.	6.6%
Affirm Holdings, Inc.	6.2%
Shopify, Inc.	6.1%
Trade Desk, Inc.	5.3%
MercadoLibre, Inc.	4.9%
Global-e Online Ltd.	4.9%
ROBLOX Corp.	4.8%
Samsara, Inc.	4.6%
Total	58.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000216311
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	Class IR
Trading Symbol	MBIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$101	0.82%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index:

↑ Stock selection and average overweight in consumer discretionary, led by a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by an enterprise analytics platform and Bitcoin developing company

↑ Average underweight and stock selection in industrials, helped by an operator of a leading global ridesharing services platform (sold)

↓ Stock selection in health care, where an underperforming health care services provider was the largest detractor

↓ Average underweight in information technology

↓ Stock selection and average underweight in communication services, which lagged primarily because of underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024

Line Graph [Table Text Block]
	Class IR	Russell 3000® Index	Russell 3000® Growth Index
7/19	$5,000,000	$5,000,000	$5,000,000
7/19	$4,969,034	$5,000,000	$5,000,000
8/19	$4,726,147	$4,855,402	$4,905,738
9/19	$4,328,430	$4,940,619	$4,903,629
10/19	$4,358,428	$5,046,975	$5,041,942
11/19	$4,758,080	$5,238,819	$5,270,299
12/19	$4,743,262	$5,390,084	$5,426,810
1/20	$5,043,899	$5,384,197	$5,536,394
2/20	$5,061,402	$4,943,375	$5,157,935
3/20	$4,547,643	$4,263,573	$4,620,839
4/20	$5,523,682	$4,828,241	$5,304,800
5/20	$6,537,816	$5,086,448	$5,669,236
6/20	$7,249,253	$5,202,734	$5,914,377
7/20	$8,135,719	$5,498,162	$6,354,874
8/20	$8,816,270	$5,896,473	$6,994,917
9/20	$8,897,607	$5,681,777	$6,674,919
10/20	$8,554,757	$5,559,146	$6,463,801
11/20	$10,236,057	$6,235,434	$7,153,479
12/20	$10,283,123	$6,515,954	$7,503,221
1/21	$10,625,005	$6,486,971	$7,474,857
2/21	$11,309,881	$6,689,736	$7,490,169
3/21	$10,238,722	$6,929,515	$7,592,686
4/21	$10,745,996	$7,286,726	$8,085,211
5/21	$10,381,914	$7,319,990	$7,965,563
6/21	$11,560,743	$7,500,493	$8,456,718
7/21	$11,265,481	$7,627,331	$8,695,514
8/21	$11,418,662	$7,844,846	$9,009,990
9/21	$10,696,046	$7,492,864	$8,515,457
10/21	$11,375,372	$7,999,565	$9,231,192
11/21	$10,955,788	$7,877,801	$9,256,131
12/21	$9,642,235	$8,188,019	$9,442,717
1/22	$7,362,752	$7,706,267	$8,605,649
2/22	$7,410,190	$7,512,152	$8,262,538
3/22	$7,041,927	$7,755,818	$8,569,037
4/22	$5,444,043	$7,059,793	$7,533,281
5/22	$4,577,690	$7,050,328	$7,360,025
6/22	$4,122,043	$6,460,507	$6,784,386
7/22	$4,697,531	$7,066,618	$7,595,435
8/22	$4,741,223	$6,802,897	$7,258,225
9/22	$4,274,341	$6,172,070	$6,555,806
10/22	$4,326,772	$6,678,217	$6,953,550
11/22	$4,188,205	$7,026,795	$7,257,614
12/22	$3,732,905	$6,615,352	$6,707,542
1/23	$4,423,929	$7,070,969	$7,273,358
2/23	$4,267,892	$6,905,701	$7,187,434
3/23	$4,444,506	$7,090,354	$7,636,618
4/23	$4,204,448	$7,165,897	$7,702,440
5/23	$4,603,973	$7,193,778	$8,033,729
6/23	$5,022,360	$7,685,008	$8,589,119
7/23	$5,487,044	$7,960,491	$8,884,286
8/23	$4,952,057	$7,806,823	$8,784,616
9/23	$4,713,714	$7,434,951	$8,301,847
10/23	$4,317,618	$7,237,861	$8,157,878
11/23	$5,061,798	$7,912,779	$9,040,379
12/23	$5,718,529	$8,332,487	$9,471,689
1/24	$5,346,439	$8,424,834	$9,681,368
2/24	$5,946,584	$8,880,874	$10,347,732
3/24	$6,109,481	$9,167,348	$10,534,992
4/24	$5,524,768	$8,763,969	$10,070,654
5/24	$5,399,595	$9,178,041	$10,670,604
6/24	$5,667,088	$9,462,169	$11,356,252
7/24	$5,790,546	$9,638,061	$11,212,357
8/24	$6,114,625	$9,847,869	$11,428,697
9/24	$6,526,153	$10,051,581	$11,744,444
10/24	$6,992,552	$9,977,766	$11,700,181
11/24	$8,763,839	$10,641,529	$12,489,973
12/24	$8,397,367	$10,316,267	$12,545,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 7/12/19 (Inception)
Class IR	46.84%	12.10%	9.94%
Russell 3000® Index	23.81%	13.86%	14.16%
Russell 3000® Growth Index	32.46%	18.25%	18.31%

Performance Inception Date	Jul. 12, 2019
AssetsNet	$ 1,416,937,667
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 8,629,421
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,416,937,667
# of Portfolio Holdings	35
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$8,629,421

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	27.7%
Media	5.3%
Hotels, Restaurants & Leisure	6.6%
Automobiles	8.1%
Financial Services	8.8%
Broadline Retail	9.8%
Information Technology Services	15.8%
Software	17.9%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	8.1%
Cloudflare, Inc.	7.3%
DoorDash, Inc.	6.6%
Affirm Holdings, Inc.	6.2%
Shopify, Inc.	6.1%
Trade Desk, Inc.	5.3%
MercadoLibre, Inc.	4.9%
Global-e Online Ltd.	4.9%
ROBLOX Corp.	4.8%
Samsara, Inc.	4.6%
Total	58.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006129
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	Class L
Trading Symbol	CPOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$201	1.64%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index:

↑ Stock selection and average overweight in consumer discretionary, led by a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by an enterprise analytics platform and Bitcoin developing company

↑ Average underweight and stock selection in industrials, helped by an operator of a leading global ridesharing services platform (sold)

↓ Stock selection in health care, where an underperforming health care services provider was the largest detractor

↓ Average underweight in information technology

↓ Stock selection and average underweight in communication services, which lagged primarily because of underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024

Line Graph [Table Text Block]
	Class L	Russell 3000® Index	Russell 3000® Growth Index
12/14	$10,000	$10,000	$10,000
1/15	$9,885	$9,722	$9,841
2/15	$10,644	$10,285	$10,501
3/15	$10,422	$10,180	$10,405
4/15	$10,585	$10,226	$10,429
5/15	$10,581	$10,368	$10,594
6/15	$10,671	$10,194	$10,433
7/15	$11,223	$10,365	$10,761
8/15	$10,427	$9,739	$10,094
9/15	$9,982	$9,455	$9,814
10/15	$10,593	$10,202	$10,637
11/15	$10,908	$10,258	$10,693
12/15	$10,738	$10,048	$10,509
1/16	$9,663	$9,481	$9,881
2/16	$9,241	$9,478	$9,873
3/16	$9,971	$10,145	$10,545
4/16	$9,938	$10,208	$10,463
5/16	$10,225	$10,391	$10,672
6/16	$10,143	$10,412	$10,629
7/16	$10,787	$10,825	$11,145
8/16	$10,833	$10,853	$11,103
9/16	$11,161	$10,870	$11,152
10/16	$10,746	$10,635	$10,858
11/16	$10,467	$11,111	$11,147
12/16	$10,264	$11,327	$11,286
1/17	$11,338	$11,541	$11,651
2/17	$11,531	$11,970	$12,120
3/17	$11,816	$11,978	$12,261
4/17	$12,317	$12,105	$12,537
5/17	$13,253	$12,229	$12,831
6/17	$13,101	$12,339	$12,831
7/17	$13,429	$12,572	$13,154
8/17	$13,739	$12,596	$13,375
9/17	$13,706	$12,903	$13,592
10/17	$14,589	$13,185	$14,094
11/17	$14,866	$13,585	$14,520
12/17	$15,085	$13,721	$14,626
1/18	$16,388	$14,444	$15,625
2/18	$16,585	$13,912	$15,213
3/18	$16,261	$13,633	$14,843
4/18	$16,388	$13,684	$14,891
5/18	$17,703	$14,071	$15,566
6/18	$18,320	$14,163	$15,714
7/18	$18,256	$14,633	$16,161
8/18	$19,994	$15,147	$17,054
9/18	$20,045	$15,172	$17,110
10/18	$18,020	$14,055	$15,531
11/18	$18,448	$14,336	$15,702
12/18	$16,834	$13,002	$14,316
1/19	$19,040	$14,118	$15,629
2/19	$20,418	$14,614	$16,222
3/19	$21,060	$14,828	$16,632
4/19	$21,731	$15,420	$17,366
5/19	$21,274	$14,422	$16,255
6/19	$22,942	$15,435	$17,381
7/19	$23,436	$15,664	$17,758
8/19	$22,275	$15,345	$17,580
9/19	$20,390	$15,614	$17,573
10/19	$20,519	$15,950	$18,068
11/19	$22,376	$16,557	$18,886
12/19	$22,294	$17,035	$19,447
1/20	$23,688	$17,016	$19,840
2/20	$23,751	$15,623	$18,484
3/20	$21,328	$13,475	$16,559
4/20	$25,889	$15,259	$19,010
5/20	$30,623	$16,075	$20,316
6/20	$33,932	$16,443	$21,195
7/20	$38,057	$17,376	$22,773
8/20	$41,216	$18,635	$25,067
9/20	$41,564	$17,957	$23,920
10/20	$39,933	$17,569	$23,163
11/20	$47,740	$19,707	$25,635
12/20	$47,925	$20,593	$26,888
1/21	$49,490	$20,501	$26,787
2/21	$52,646	$21,142	$26,842
3/21	$47,628	$21,900	$27,209
4/21	$49,957	$23,029	$28,974
5/21	$48,231	$23,134	$28,545
6/21	$53,671	$23,705	$30,305
7/21	$52,268	$24,105	$31,161
8/21	$52,933	$24,793	$32,288
9/21	$49,553	$23,681	$30,516
10/21	$52,664	$25,282	$33,081
11/21	$50,685	$24,897	$33,170
12/21	$44,581	$25,877	$33,839
1/22	$34,015	$24,355	$30,839
2/22	$34,216	$23,741	$29,609
3/22	$32,488	$24,512	$30,708
4/22	$25,099	$22,312	$26,996
5/22	$21,087	$22,282	$26,375
6/22	$18,980	$20,418	$24,312
7/22	$21,610	$22,333	$27,219
8/22	$21,800	$21,500	$26,010
9/22	$19,638	$19,506	$23,493
10/22	$19,861	$21,106	$24,919
11/22	$19,214	$22,208	$26,008
12/22	$17,103	$20,907	$24,037
1/23	$20,277	$22,347	$26,065
2/23	$19,543	$21,825	$25,757
3/23	$20,324	$22,408	$27,366
4/23	$19,211	$22,647	$27,602
5/23	$21,035	$22,735	$28,789
6/23	$22,930	$24,288	$30,780
7/23	$25,038	$25,158	$31,837
8/23	$22,575	$24,673	$31,480
9/23	$21,485	$23,497	$29,750
10/23	$19,661	$22,875	$29,234
11/23	$23,025	$25,008	$32,397
12/23	$26,010	$26,334	$33,942
1/24	$24,280	$26,626	$34,694
2/24	$27,005	$28,067	$37,082
3/24	$27,715	$28,973	$37,753
4/24	$25,038	$27,698	$36,089
5/24	$24,470	$29,006	$38,239
6/24	$25,654	$29,904	$40,696
7/24	$26,199	$30,460	$40,180
8/24	$27,644	$31,123	$40,956
9/24	$29,492	$31,767	$42,087
10/24	$31,576	$31,534	$41,928
11/24	$39,536	$33,632	$44,759
12/24	$37,877	$32,604	$44,959

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	45.63%	11.18%	14.25%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 3000® Growth Index	32.46%	18.25%	16.22%

AssetsNet	$ 1,416,937,667
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 8,629,421
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,416,937,667
# of Portfolio Holdings	35
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$8,629,421

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	27.7%
Media	5.3%
Hotels, Restaurants & Leisure	6.6%
Automobiles	8.1%
Financial Services	8.8%
Broadline Retail	9.8%
Information Technology Services	15.8%
Software	17.9%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	8.1%
Cloudflare, Inc.	7.3%
DoorDash, Inc.	6.6%
Affirm Holdings, Inc.	6.2%
Shopify, Inc.	6.1%
Trade Desk, Inc.	5.3%
MercadoLibre, Inc.	4.9%
Global-e Online Ltd.	4.9%
ROBLOX Corp.	4.8%
Samsara, Inc.	4.6%
Total	58.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126925
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	Class R6
Trading Symbol	MCRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$101	0.82%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index:

↑ Stock selection and average overweight in consumer discretionary, led by a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by an enterprise analytics platform and Bitcoin developing company

↑ Average underweight and stock selection in industrials, helped by an operator of a leading global ridesharing services platform (sold)

↓ Stock selection in health care, where an underperforming health care services provider was the largest detractor

↓ Average underweight in information technology

↓ Stock selection and average underweight in communication services, which lagged primarily because of underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 3000® Growth Index
12/14	$5,000,000	$5,000,000	$5,000,000
1/15	$4,946,761	$4,860,842	$4,920,563
2/15	$5,329,784	$5,142,290	$5,250,513
3/15	$5,223,307	$5,090,014	$5,202,450
4/15	$5,309,080	$5,113,037	$5,214,473
5/15	$5,312,038	$5,183,757	$5,296,846
6/15	$5,359,765	$5,097,031	$5,216,326
7/15	$5,640,845	$5,182,281	$5,380,371
8/15	$5,244,374	$4,869,429	$5,047,089
9/15	$5,026,906	$4,727,534	$4,906,835
10/15	$5,336,095	$5,100,940	$5,318,349
11/15	$5,500,305	$5,129,217	$5,346,683
12/15	$5,417,790	$5,023,938	$5,254,648
1/16	$4,880,661	$4,740,461	$4,940,722
2/16	$4,670,620	$4,738,934	$4,936,302
3/16	$5,042,602	$5,072,584	$5,272,366
4/16	$5,029,775	$5,104,021	$5,231,356
5/16	$5,180,492	$5,195,334	$5,335,797
6/16	$5,143,614	$5,206,017	$5,314,526
7/16	$5,473,908	$5,412,628	$5,572,568
8/16	$5,501,166	$5,426,434	$5,551,383
9/16	$5,671,123	$5,434,965	$5,576,184
10/16	$5,465,892	$5,317,376	$5,428,858
11/16	$5,328,002	$5,555,340	$5,573,651
12/16	$5,227,727	$5,663,742	$5,643,173
1/17	$5,779,485	$5,770,345	$5,825,707
2/17	$5,882,503	$5,984,953	$6,060,174
3/17	$6,032,664	$5,989,025	$6,130,367
4/17	$6,292,828	$6,052,507	$6,268,537
5/17	$6,776,489	$6,114,448	$6,415,336
6/17	$6,704,656	$6,169,628	$6,415,623
7/17	$6,878,279	$6,285,956	$6,576,993
8/17	$7,043,133	$6,298,067	$6,687,588
9/17	$7,030,857	$6,451,663	$6,795,876
10/17	$7,486,836	$6,592,452	$7,046,763
11/17	$7,637,661	$6,792,633	$7,259,934
12/17	$7,754,623	$6,860,525	$7,312,822
1/18	$8,431,230	$7,222,147	$7,812,653
2/18	$8,538,872	$6,955,941	$7,606,505
3/18	$8,376,311	$6,816,307	$7,421,284
4/18	$8,448,805	$6,842,214	$7,445,743
5/18	$9,134,199	$7,035,372	$7,783,242
6/18	$9,459,455	$7,081,382	$7,857,123
7/18	$9,433,001	$7,316,384	$8,080,256
8/18	$10,334,636	$7,573,319	$8,526,806
9/18	$10,369,908	$7,585,855	$8,555,073
10/18	$9,324,981	$7,027,288	$7,765,426
11/18	$9,554,248	$7,168,035	$7,850,828
12/18	$8,724,123	$6,500,910	$7,157,860
1/19	$9,873,906	$7,058,910	$7,814,613
2/19	$10,594,594	$7,307,165	$8,110,857
3/19	$10,935,973	$7,413,863	$8,315,954
4/19	$11,286,834	$7,709,912	$8,682,762
5/19	$11,059,249	$7,210,990	$8,127,360
6/19	$11,933,029	$7,717,466	$8,690,340
7/19	$12,213,471	$7,832,186	$8,878,985
8/19	$11,619,315	$7,672,525	$8,790,034
9/19	$10,640,145	$7,807,184	$8,786,255
10/19	$10,711,444	$7,975,248	$9,034,081
11/19	$11,657,341	$8,278,402	$9,443,248
12/19	$11,623,386	$8,517,431	$9,723,684
1/20	$12,359,331	$8,508,127	$9,920,035
2/20	$12,399,795	$7,811,539	$9,241,917
3/20	$11,142,871	$6,737,313	$8,279,556
4/20	$13,532,797	$7,629,604	$9,505,068
5/20	$16,018,826	$8,037,624	$10,158,059
6/20	$17,761,322	$8,221,379	$10,597,299
7/20	$19,933,752	$8,688,216	$11,386,575
8/20	$21,602,907	$9,317,629	$12,533,396
9/20	$21,800,170	$8,978,365	$11,960,028
10/20	$20,960,535	$8,784,583	$11,581,749
11/20	$25,077,783	$9,853,255	$12,817,505
12/20	$25,193,529	$10,296,534	$13,444,167
1/21	$26,030,767	$10,250,736	$13,393,345
2/21	$27,707,972	$10,571,145	$13,420,782
3/21	$25,084,442	$10,950,046	$13,604,470
4/21	$26,328,028	$11,514,512	$14,486,969
5/21	$25,436,246	$11,567,075	$14,272,585
6/21	$28,324,311	$11,852,307	$15,152,631
7/21	$27,601,613	$12,052,736	$15,580,502
8/21	$27,975,234	$12,396,454	$16,143,975
9/21	$26,205,306	$11,840,251	$15,257,878
10/21	$27,868,875	$12,640,943	$16,540,322
11/21	$26,840,735	$12,448,531	$16,585,008
12/21	$23,621,790	$12,938,737	$16,919,330
1/22	$18,037,733	$12,177,472	$15,419,483
2/22	$18,154,323	$11,870,730	$14,804,701
3/22	$17,252,283	$12,255,772	$15,353,882
4/22	$13,337,306	$11,155,911	$13,498,030
5/22	$11,214,137	$11,140,954	$13,187,592
6/22	$10,100,394	$10,208,916	$12,156,170
7/22	$11,508,681	$11,166,696	$13,609,396
8/22	$11,616,067	$10,749,963	$13,005,187
9/22	$10,471,642	$9,753,128	$11,746,603
10/22	$10,600,504	$10,552,943	$12,459,275
11/22	$10,259,938	$11,103,767	$13,004,093
12/22	$9,143,962	$10,453,603	$12,018,482
1/23	$10,840,258	$11,173,571	$13,032,302
2/23	$10,452,051	$10,912,414	$12,878,346
3/23	$10,886,674	$11,204,203	$13,683,186
4/23	$10,300,144	$11,323,577	$13,801,127
5/23	$11,274,881	$11,367,634	$14,394,725
6/23	$12,300,254	$12,143,878	$15,389,866
7/23	$13,439,557	$12,579,197	$15,918,741
8/23	$12,131,468	$12,336,371	$15,740,154
9/23	$11,544,938	$11,748,737	$14,875,136
10/23	$10,578,640	$11,437,294	$14,617,173
11/23	$12,397,306	$12,503,802	$16,198,427
12/23	$14,009,208	$13,167,027	$16,971,243
1/24	$13,097,766	$13,312,953	$17,346,942
2/24	$14,570,421	$14,033,590	$18,540,923
3/24	$14,967,067	$14,486,277	$18,876,454
4/24	$13,532,389	$13,848,856	$18,044,459
5/24	$13,224,355	$14,503,174	$19,119,441
6/24	$13,882,619	$14,952,155	$20,347,975
7/24	$14,182,214	$15,230,100	$20,090,146
8/24	$14,975,506	$15,561,639	$20,477,782
9/24	$15,984,001	$15,883,545	$21,043,532
10/24	$17,123,304	$15,766,903	$20,964,223
11/24	$21,461,095	$16,815,783	$22,379,362
12/24	$20,563,460	$16,301,804	$22,479,660

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	46.79%	12.09%	15.19%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 3000® Growth Index	32.46%	18.25%	16.22%

AssetsNet	$ 1,416,937,667
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 8,629,421
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,416,937,667
# of Portfolio Holdings	35
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$8,629,421

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	27.7%
Media	5.3%
Hotels, Restaurants & Leisure	6.6%
Automobiles	8.1%
Financial Services	8.8%
Broadline Retail	9.8%
Information Technology Services	15.8%
Software	17.9%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	8.1%
Cloudflare, Inc.	7.3%
DoorDash, Inc.	6.6%
Affirm Holdings, Inc.	6.2%
Shopify, Inc.	6.1%
Trade Desk, Inc.	5.3%
MercadoLibre, Inc.	4.9%
Global-e Online Ltd.	4.9%
ROBLOX Corp.	4.8%
Samsara, Inc.	4.6%
Total	58.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports